Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2017
Registrant Name	dei_EntityRegistrantName	Meeder Funds
Central Index Key	dei_EntityCentralIndexKey	0000702435
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 30, 2018
Document Effective Date	dei_DocumentEffectiveDate	Apr. 30, 2018
Prospectus Date	rr_ProspectusDate	Apr. 30, 2018
Meeder Institutional Prime Money Market Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk Return [Heading]	rr_RiskReturnHeading	Meeder Institutional Prime Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to provide current income consistent with liquidity and the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired fund fees and expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in high-quality, short-term money market instruments, such as securities backed by the full faith and credit of the U.S. Government, securities issued by U.S. Government agencies, obligations issued by corporations and financial institutions, repurchase agreements, and money market mutual funds that invest in such securities.

The Fund is a money market fund managed to meet the quality, maturity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940. Consistent with these requirements, the Fund:

•	Computes its price per share for purposes of distribution, redemption and repurchase by rounding the Fund’s current net asset value per share to a minimum of the fourth decimal place.

•	Only buys securities that present minimal credit risks and that are “Eligible Securities” under applicable regulation.

•	Only buys securities with remaining maturities of 397 calendar days or less as determined under Rule 2a-7.

•	Will not invest more than 5% of its total assets in the securities of a single issuer, other than in U.S. Government securities or as permitted under Rule 2a-7.

•	Will not hold more than 5% of its total assets in illiquid securities.

•	Maintains a dollar-weighted average portfolio maturity of 60 calendar days or less.

•	Maintains a maximum weighted average life maturity of 120 calendar days or less.

•	Maintains at least 10 percent of total assets in “daily liquid assets” as defined in Rule 2a-7.

•	Maintains at least 30 percent of total assets in “weekly liquid assets” as defined in Rule 2a-7.

The Fund will limit its purchases to U.S. Government securities and securities of its agencies and instrumentalities, bank obligations and instruments secured thereby, high quality commercial paper, high-grade corporate obligations, funding agreements, repurchase agreements and money market mutual funds that invest in such securities. The Fund generally will attempt to purchase securities with longer maturities when it believes interest rates are falling and will attempt to purchase securities with shorter maturities when it believes interest rates are rising.

The Fund may engage in repurchase agreement transactions that are collateralized by cash or government securities. In addition, it may engage in repurchase agreement transactions that are collateralized by non-government securities such as fixed income securities that are rated investment grade and below investment grade by nationally recognized statistical rating organizations or unrated securities of comparable quality, except that the term of a fixed income security used as collateral may be longer than permissible for the Fund to invest directly.

Other than as set forth in the Statement of Additional Information (“SAI”), the investment policies and limitations of the Fund are not fundamental and may be changed by the Board without shareholder approval.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Credit Risk. Investments in fixed income securities involve certain risks. An issuer of a fixed income security may not be able to make interest and principal payments when due. Such default could result in losses to the Fund.

Cybersecurity Risk. Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

Fixed Income Risk. The Fund invests in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income investments generally declines. On the other hand, if rates fall, the value of the fixed income investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. The market value of debt securities (including U.S. Government securities) with longer maturities are likely to respond to a greater degree to changes in interest rates than the market value of debt securities with shorter maturities.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities.

Investment Company Risk. To the extent the Fund invests in money market mutual funds (“the underlying funds”), you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

Repurchase Agreement Risk. The Fund is subject to the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. Government securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table illustrate how the Fund’s performance has varied from year to year. The bar chart shows variability of the Fund’s annual total returns over time. The table shows the Fund’s average annual total returns for annual time periods ended December 31. The bar chart and table provide some indication of the risks of investing in the Fund. Of course, the Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available by visiting www.meederinvestment.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate how the Fund's performance has varied from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.meederinvestment.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of 12/31/17[1] Institutional Prime Money Market Fund
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 1st Qtr. 2008 0.95% Worst Quarter: 1st Qtr. 2015 0.01%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/17
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Yield as of 12/31/17
7-Day Current Yield
Institutional Prime Money Market Fund	1.32%
		Updated performance information is available by visiting www.meederinvestment.com.
Money Market Seven Day Yield Column [Text]	rr_MoneyMarketSevenDayYieldColumnName	7-Day Current Yield
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	1.32%
Meeder Institutional Prime Money Market Fund | Meeder Institutional Prime Money Market Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FLPXX
Management Fees	rr_ManagementFeesOverAssets	0.32%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	0.23%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%
One Year	rr_ExpenseExampleYear01	$ 61
Three Years	rr_ExpenseExampleYear03	192
Five Years	rr_ExpenseExampleYear05	335
Ten Years	rr_ExpenseExampleYear10	$ 750
Annual Return 2008	rr_AnnualReturn2008	2.79%
Annual Return 2009	rr_AnnualReturn2009	0.75%
Annual Return 2010	rr_AnnualReturn2010	0.28%
Annual Return 2011	rr_AnnualReturn2011	0.20%
Annual Return 2012	rr_AnnualReturn2012	0.16%
Annual Return 2013	rr_AnnualReturn2013	0.14%
Annual Return 2014	rr_AnnualReturn2014	0.11%
Annual Return 2015	rr_AnnualReturn2015	0.11%
Annual Return 2016	rr_AnnualReturn2016	0.38%
Annual Return 2017	rr_AnnualReturn2017	0.96%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 03, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
1 Year	rr_AverageAnnualReturnYear01	0.96%	[3]
5 Years	rr_AverageAnnualReturnYear05	0.34%	[3]
10 Years	rr_AverageAnnualReturnYear10	0.59%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 07, 2016	[3]
Meeder Institutional Prime Money Market Fund | Lipper Average General Purpose Money Market Fund
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.65%	[3],[4]
5 Years	rr_AverageAnnualReturnYear05	0.16%	[3],[4]
10 Years	rr_AverageAnnualReturnYear10	0.35%	[3],[4]

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Acquired fund fees and expenses are based on estimated amounts for the current fiscal year.
[3]	The Fund's performance prior to October 7, 2016 reflects the performance of a predecessor fund, the Institutional Class of the Meeder Prime Money Market Fund, which was distributed and transferred to the Institutional Prime Money Market Fund upon its inception.
[4]	The Lipper Average General Purpose Money Market Fund Index reflects deductions for investment management fees and other expenses incurred by money market funds.